Note 5 - Short-term Investments	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Other Assets Disclosure [Text Block]

5. Short-term investments:

As of December 31, 2024, the Company holds zero-coupon U.S. treasury bills (the “Bills”) with an aggregate face value of $18,591 at a cost of $18,389. As of December 31, 2023, the Company held zero-coupon Bills with an aggregate face value of $17,605 at a cost of $17,373.